Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Expenses

4.    Prepaid Expenses.

Prepaid expenses consist of the following:

	March 31, 2012	December 31, 2011
Prepaid insurance	$114,806	$178,536
Prepaid research fees	50,000	—
Prepaid subscription fees	41,463	9,942
Prepaid offering costs	12,300	—
Prepaid rent	6,230	2,267
Other	17,923	8,371

Total prepaid expenses	$242,722	$199,116

4.    Prepaid Expenses

Prepaid expenses consist of the following as of December 31:

	2011	2010
Prepaid insurance	$178,536	$71,215
Prepaid offering costs	—	42,369
Prepaid research fees	—	38,719
Prepaid subscriptions fees	9,942	3,756
Prepaid rent	2,267	3,251
Other	8,371	6,911

Total prepaid expenses	$199,116	$166,221